Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0001869105
Registrant Name	BridgeBio Oncology Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES